Goodwill, Store Operating Rights and Other Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Goodwill, Store Operating Rights and Other Intangible Assets, Net
Goodwill, Store Operating Rights and Other Intangible Assets, Net

2.  Goodwill, Store Operating Rights and Other Intangible Assets, Net

The components of intangible assets as of June 30, 2025 and December 31, 2024 are as follows:

	Thousands of Yen
	As of June 30, 2025	As of December 31, 2024
Intangible assets subject to amortization:
Software for internal use	¥281,470	¥233,717
Customer relationship	180,000	180,000
Reacquired rights	5,500	—
Trademark	172,894	172,894
Other	750	750
Total	640,614	587,361
Accumulated amortization	(315,391)	(279,272)
Net carrying amount	325,223	308,089

Intangible assets not subject to amortization:
Telephone rights	369	369
Total intangible assets	¥325,592	¥308,459

Store operating rights	2,740,178	925,334
Accumulated amortization	(240,166)	(94,496)
Net carrying value	2,500,012	830,838

Goodwill	375,383	389,131

The aggregate amortization expense was ¥205,368 thousand and ¥147,205 thousand for the six months ended June 30, 2025 and 2024, respectively.

The following table shows changes in carrying amount of goodwill for the six months ended June 30, 2025:

Thousands of Yen
Balance at December 31, 2024	¥389,131
Sale of directly-owned salons, and closure of directly-owned salons	(13,747)
Balance at June 30, 2025	¥375,383

The Company recorded an impairment loss of ¥18,534 thousand on store operating rights of certain relaxation salon in the relaxation segment for the six months ended June 30, 2025. The Company conducted strategic reviews of its future profitability forecast. Following these reviews, the Company reduced the corresponding estimated future cash flows of the assets and the estimated ability to recover the carrying amount of the store operating rights within the period applicable to the impairment determination, resulting in the impairment charges. There were no impairment charges recorded during the six months ended June 30, 2024.